              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S SUPPLEMENT DATED JANUARY 9, 2001 TO THE PROSPECTUS DATED MAY 1, 2000


Please review this supplement carefully and keep it with your Prospectus, for reference.

The Fund Expense Tables on page 6 of the Lincoln CVUL Prospectus and page 7 of the Lincoln CVUL Series III Prospectus are amended, as follows:

The entries in the Table for the Delaware Devon Standard Class, the Delaware High-Yield Standard Class (formerly Delchester) and Delaware International Equity Standard Class are deleted, and replaced with the following:


                                                                      TOTAL
                                                                      ANNUAL                     TOTAL FUND
                                                                       FUND                       OPERATING
                                                                     OPERATING                    EXPENSES
                                                                     EXPENSES        TOTAL          WITH
                                                                      WITHOUT       WAIVERS        WAIVERS
                                MANAGEMENT    12(b)1     OTHER      WAIVERS OR        AND            AND
            FUND                  FEES(1)       FEE     EXPENSES    REDUCTIONS     REDUCTIONS    REDUCTIONS

Delaware Devon Standard
 Class (3a)                        0.65         N/A       0.12         0.77           N/A           0.77
Delaware High Yield
 Standard Class (3b)
 (formerly Delchester)             0.65         N/A       0.09         0.74           N/A           0.74
Delaware International
 Equity (3c)
 Standard Class                    0.85         N/A       0.12         0.97         (0.02)          0.95